UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-10201
                                   ---------------------------------------------

                        Touchstone Variable Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

 Patrick T. Bannigan, 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 669-2796
                                                   -----------------------------

Date of fiscal year end:   6/30
                        -----------

Date of reporting period:  6/30/03
                         -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.


TOUCHSTONE                                                         VARIABLE
-------------------------------------------------------------      SERIES
                                                                   TRUST

TOUCHSTONE VARIABLE SERIES TRUST

o    Touchstone Baron Small Cap Fund

o    Touchstone Large Cap Growth Fund

o    Touchstone Third Avenue Value Fund

                                                                 ANNUAL REPORT

                                                                 JUNE 30, 2003

                        TOUCHSTONE VARIABLE SERIES TRUST

                                  ANNUAL REPORT

                                  JUNE 30, 2003

                                    Contents

President's Letter ........................................................... 1
Report of Independent Auditors ................................................2
Financial Statements, Financial Highlights, and Schedules of
  Investments:
    Touchstone Baron Small Cap Fund .......................................... 3
    Touchstone Large Cap Growth Fund.......................................... 9
    Touchstone Third Avenue Value Fund........................................15
Notes to Financial Statements ................................................21
Portfolio Performance and Management Discussion and Analysis..................34

LETTER FROM THE PRESIDENT

Dear Touchstone Investor:

We are pleased to provide you with the Touchstone Variable Series Trust.s Annual Report for the twelve months ended June 30, 2003. This update includes investment activity and performance for the Touchstone Baron Small Cap Fund, Touchstone Large Cap Growth Fund and Touchstone Third Avenue Value Fund, which meet a variety of investment goals.

Earlier this year, a Plan of Reorganization was completed providing for the acquisition of all assets from the Legends Fund, Inc. by the Touchstone Variable Series Trust, which now includes 11 investment options.

Navigating the investment markets amid continued volatility proved to be extremely challenging during the fiscal year. Geopolitical events, corporate accounting scandals, profit woes and the threat of terrorism fostered equity market volatility and eroded consumer confidence.

More recently, however, stronger equity market returns resulted from quick resolution of military action, further interest rate cuts by the Federal Reserve and more aggressive fiscal policy. Government and industry reports signal the economy is gaining positive momentum, as rising corporate profits and cash flow have begun to fuel consumer and business spending.

We at Touchstone remain optimistic about the resilience of both the economy and the financial markets and are focused on positioning our Funds for success. Mutual funds provide the diversification that can help keep your financial strategy on course. We believe our fund managers. disciplined approach is well suited to helping you attain your financial objectives.

Thank you for your confidence in Touchstone and the opportunity to work on your behalf.

Best Regards,

/s/ Patrick Bannigan

Patrick Bannigan
President
Touchstone Variable Series Trust

Touchstone Variable Series Trust funds are distributed by Touchstone Securities, Inc.*

*Member of NASD and SIPC.

                         REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Touchstone Variable Series Trust

We have audited the accompanying statements of assets and liabilities of Touchstone Baron Small Cap Fund, Touchstone Large Cap Growth Fund, and Touchstone Third Avenue Value Fund, each a series of Touchstone Variable Series Trust (formerly Baron Small Cap Portfolio, Harris Bretall Sullivan & Smith Equity Growth Portfolio, and Third Avenue Value Portfolio, respectively, each formerly a series of The Legends Fund, Inc.) (the .Funds.), including the schedules of investments, as of June 30, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and financial highlights for each of the five years then ended. These financial statements and financial highlights are the responsibility of the Funds. management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Touchstone Baron Small Cap Fund, Touchstone Large Cap Growth Fund, and
Touchstone Third Avenue Value Fund as of June 30, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended, and the financial highlights for each of the five years then ended in conformity with accounting principles generally accepted in the United States.

                                        /s/ Ernst & Young LLP

Cincinnati, Ohio
August 18, 2003

                         TOUCHSTONE BARON SMALL CAP FUND

                       Statement of Assets and Liabilities

                                  June 30, 2003

ASSETS
  Investments in securities, at value (cost $9,289,487) -
    including $284,139 of securities loaned                        $ 11,570,139
  Cash                                                                  393,075
  Cash collateral for securities loaned                                 298,413
  Dividends and interest receivable                                         964
  Receivable for capital shares sold                                      5,493
                                                                   ------------
    Total assets                                                     12,268,084
                                                                   ------------

LIABILITIES
  Payable upon return of securities loaned                              298,413
  Payable to affiliates                                                   9,959
  Payable for capital shares redeemed                                     9,873
  Accrued expenses                                                       24,194
                                                                   ------------
    Total liabilities                                                   342,439
                                                                   ------------

NET ASSETS                                                         $ 11,925,645
                                                                   ============

Net Assets consist of:
  Paid-in capital                                                  $ 10,933,990
  Accumulated net realized loss on investments                       (1,288,997)
  Net unrealized appreciation on investments                          2,280,652
                                                                   ------------

NET ASSETS, for 961,773 shares outstanding                         $ 11,925,645
                                                                   ============

NET ASSET VALUE, offering and redemption price per share           $      12.40
                                                                   ============


                             Statement of Operations

                            Year Ended June 30, 2003

INVESTMENT INCOME
  Interest                                                         $      2,448
  Dividends                                                               9,830
  Income from securities loaned - net                                        71
                                                                   ------------
    Total investment income                                              12,349
                                                                   ------------

EXPENSES
  Investment advisory and management fees                               107,252
  Custody fees                                                           45,407
  Accounting fees                                                         3,111
  Professional fees                                                      58,514
  Trustees' fees and expenses                                            14,700
  Printing expense                                                       10,185
  Administration fees                                                     4,666
  Sponsor fees                                                            4,040
  Other expenses                                                          2,623
                                                                   ------------
    Total expenses                                                      250,498
    Less: sponsor fees waived                                            (4,040)
          expense reimbursement                                         (80,885)
                                                                   ------------
    Total net expenses                                                  165,573
                                                                   ------------
Net investment loss                                                    (153,224)
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments                                     (716,709)
  Net change in unrealized appreciation/
    depreciation on investments                                         776,043
                                                                   ------------
Net realized and unrealized gain on investments                          59,334
                                                                   ------------

Net decrease in net assets resulting from operations               $    (93,890)
                                                                   ============

See accompanying notes.

                         TOUCHSTONE BARON SMALL CAP FUND

                       Statements of Changes in Net Assets

                                                                              YEAR ENDED JUNE 30,
                                                                             2003            2002
                                                                         ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment loss                                                    $   (153,224)   $   (119,842)
  Net realized loss on investments                                           (716,709)       (443,543)
  Net change in unrealized appreciation/depreciation
    on investments                                                            776,043         653,901
                                                                         ------------    ------------
Net increase (decrease) in net assets resulting from operations               (93,890)         90,516
                                                                         ------------    ------------

Capital share transactions:
  Proceeds from sales of shares                                             6,641,305      13,276,208
  Cost of shares redeemed                                                  (6,599,659)     (8,086,777)
                                                                         ------------    ------------

Net increase in net assets resulting from capital share transactions           41,646       5,189,431
                                                                         ------------    ------------

Total increase (decrease) in net assets                                       (52,244)      5,279,947

NET ASSETS
Beginning of year                                                          11,977,889       6,697,942
                                                                         ------------    ------------

End of year                                                              $ 11,925,645    $ 11,977,889
                                                                         ============    ============

OTHER INFORMATION
Shares:
  Sold                                                                        597,276       1,094,751
  Redeemed                                                                   (591,765)       (657,896)
                                                                         ------------    ------------
Net increase in shares outstanding                                              5,511         436,855
                                                                         ============    ============

See accompanying notes.

                         TOUCHSTONE BARON SMALL CAP FUND

                              Financial Highlights

                                                                    Year Ended June 30,
                                               2003          2002          2001          2000          1999
                                            ------------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning
  of year                                   $    12.53    $    12.90    $    11.64    $    12.17    $    17.58
                                            ------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                   (0.16)        (0.13)        (0.03)         0.21          0.10
  Net realized and unrealized
    gain (loss) on investments                    0.03         (0.24)         1.51         (0.64)        (1.80)
                                            ------------------------------------------------------------------
  Total from investment operations               (0.13)        (0.37)         1.48         (0.43)        (1.70)
                                            ------------------------------------------------------------------

Less distributions:
  From net investment income                        --            --         (0.22)        (0.10)        (0.04)
  From net realized gain                            --            --            --            --         (3.67)
                                            ------------------------------------------------------------------
  Total distributions                               --            --         (0.22)        (0.10)        (3.71)
                                            ------------------------------------------------------------------

Net asset value, end of year                $    12.40    $    12.53    $    12.90    $    11.64    $    12.17
                                            ==================================================================

TOTAL RETURN                                    (1.04%)       (2.87%)       12.83%        (3.52%)       (9.24%)

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year
    (in thousands)                          $   11,926    $   11,978    $    6,698    $    5,917    $   10,994
  Ratio of net expenses to average
    net assets                                   1.62%         1.55%         1.55%         1.55%         1.54%
  Ratio of expenses to average net
    assets before expense reimbursement          2.44%         2.32%         3.10%         2.25%         1.64%
  Ratio of net investment income (loss)
    to average net assets                       (1.49%)       (1.33%)       (0.33%)        1.33%         0.71%
  Ratio of net investment income (loss)
    to average net assets before
    voluntary expense reimbursement             (2.32%)       (2.10%)       (1.88%)        0.63%         0.61%
  Portfolio turnover rate                          29%           91%          221%          224%           76%

See accompanying notes.

                         TOUCHSTONE BARON SMALL CAP FUND

                             Schedule of Investments

                                  June 30, 2003

  SHARES                                                               VALUE
            COMMON STOCKS-- 97.0%
            ADVERTISING SERVICES -- 1.0%
   3,000    Getty Images, Inc.*                                    $    123,900
                                                                   ------------

            BUSINESS SERVICES -- 7.6%
   8,000    Catalina Marketing Corp.*                                   141,200
  12,000    ChoicePoint Inc.*                                           414,240
   6,000    Fair Isaac Corp.                                            308,700
   7,000    PRG-Schultz International, Inc.*                             41,300
                                                                   ------------
                                                                        905,440
                                                                   ------------
            CHEMICALS -- 0.7%
   5,000    Symyx Technologies, Inc.*                                    81,600
                                                                   ------------

            CONSUMER SERVICES -- 1.6%
   4,100    Sotheby's Holdings, Inc. - Class A*                          30,504
   3,400    Weight Watchers International, Inc.*                        154,666
                                                                   ------------
                                                                        185,170
                                                                   ------------
            EDUCATION -- 10.4%
   5,500    Apollo Group, Inc.*                                         339,680
   4,700    DeVry, Inc.*                                                109,463
   3,800    Education Management Corp.*                                 202,084
   1,500    Strayer Education, Inc.                                     119,175
   9,500    University of Phoenix Online*                               481,650
                                                                   ------------
                                                                      1,252,052
                                                                   ------------
            ENERGY SERVICES -- 3.7%
   3,000    Premcor, Inc.*                                               64,650
   6,000    SEACOR SMIT, Inc.*                                          218,940
   8,000    XTO Energy, Inc.                                            160,880
                                                                   ------------
                                                                        444,470
                                                                   ------------
            FINANCIAL -- 6.7%
   8,500    Arch Capital Group Ltd.*                                    295,205
   5,000    CheckFree Corp.*                                            139,200
   4,000    Endurance Specialty Holdings Limited                        119,400
   5,000    Jefferies Group, Inc.                                       248,950
                                                                   ------------
                                                                        802,755
                                                                   ------------
            GOVERNMENT SERVICES -- 1.5%
   6,600    Anteon International Corp.*                                 184,206
                                                                   ------------
            HEALTHCARE FACILITIES -- 5.1%
  13,500    Manor Care, Inc.*                                           337,635
  12,000    United Surgical Partners International, Inc.*               271,080
                                                                   ------------
                                                                        608,715
                                                                   ------------
            HEALTHCARE SERVICES -- 7.1%
   4,000    Centene Corp.*                                              155,600
   6,600    Charles River Laboratiories International, Inc.*            212,388
   8,000    Cobalt Corp.*                                               164,400
   8,500    CTI Molecular Imaging, Inc.*                                160,735
   4,000    Odyssey Healthcare, Inc.*                                   148,000
                                                                   ------------
                                                                        841,123
                                                                   ------------

                         TOUCHSTONE BARON SMALL CAP FUND

                             Schedule of Investments

                                  June 30, 2003

  SHARES                                                               VALUE
            HOME BUILDING-- 0.6%
   1,200    Hovnanian Enterprises, Inc. - Class A*                 $     70,740
                                                                   ------------
            HOTELS AND LODGING -- 7.2%
  10,000    Choice Hotels International, Inc.*                          273,100
  17,500    Extended Stay America, Inc.*                                236,075
   8,000    Four Seasons Hotels Inc.                                    346,080
                                                                   ------------
                                                                        855,255
                                                                   ------------
            MEDIA -- 8.3%
   4,000    Cox Radio, Inc. - Class A*                                   92,440
   9,000    Gray Television, Inc.                                       111,600
  12,000    Lin TV Corp. - Class A*                                     282,600
  10,000    Radio One, Inc. - Class D*                                  177,700
   5,000    Radio One, Inc.*                                             89,300
  12,000    Saga Communications, Inc. - Class A*                        233,400
                                                                   ------------
                                                                        987,040
                                                                   ------------
            PRINGING & PUBLISHING -- 1.8%
   6,000    Arbitron, Inc.*                                             214,200
                                                                   ------------

            REAL ESTATE -- 1.7%
   1,500    Alexander's, Inc.*                                          125,235
   2,000    LNR Property Corp.                                           74,800
                                                                   ------------
                                                                        200,035
                                                                   ------------

            RECREATION & RESORTS -- 10.2%
  15,500    Kerzner International Ltd.*                                 499,255
   7,000    Station Casinos, Inc.*                                      176,750
  14,000    Vail Resorts, Inc.*                                         188,580
  20,000    Wynn Resorts, Ltd.*                                         353,800
                                                                   ------------
                                                                      1,218,385
                                                                   ------------
            RESTAURANTS -- 6.9%
   8,000    California Pizza Kitchen, Inc.*                             172,000
  10,000    Krispy Kreme Doughnuts, Inc.*                               411,800
   6,500    The Cheesecake Factory Inc.*                                233,285
                                                                   ------------
                                                                        817,085
                                                                   ------------
            RETAIL STORES -- 8.9%
  10,000    Chico's FAS, Inc.*                                          210,500
   6,000    Dollar Tree Stores, Inc.*                                   190,380
   6,500    Ethan Allen Interiors Inc.                                  228,540
   6,000    PETCO Animal Supplies, Inc.*                                130,440
   8,000    Polo Ralph Lauren Corp.                                     206,320
  20,000    Smart & Final Inc.*                                          92,600
                                                                   ------------
                                                                      1,058,780
                                                                   ------------

            SOFTWARE -- 1.2%
   2,800    Kronos Inc.*                                                142,268
                                                                   ------------

            TECHNOLOGY -- 0.0%
      18    MicroStrategy Inc. - Class A*                                   655
      88    MicroStrategy Inc. - WT07*                                       18
                                                                   ------------
                                                                            673
                                                                   ------------

                         TOUCHSTONE BARON SMALL CAP FUND

                             Schedule of Investments

                                  June 30, 2003

  SHARES                                                               VALUE
            TRANSPORTATION -- 2.7%
   7,500    JetBlue Airways Corp.*                                 $    317,175
                                                                   ------------

            UTILITY SERVICES -- 1.0%
   7,000    Southern Union Company*                                     118,580
                                                                   ------------

            WHOLESALE TRADE -- 1.1%
   6,000    Libbey Inc.                                                 136,200
                                                                   ------------

            TOTAL COMMON STOCKS                                    $ 11,565,847
                                                                   ------------

PRINCIPAL
 AMOUNT

            CORPORATE BONDS -- 0.0%
            TECHNOLOGY -- 0.0%
$  3,700    MicroStrategy, 7.50%, 6/24/07                          $      4,292
                                                                   ------------

            TOTAL INVESTMENT SECURITIES -- 97.0%
              (Cost $9,289,487) - including $284,139 of
              securities loaned                                    $ 11,570,139


            OTHER ASSETS IN EXCESS OF LIABILITIES-- 3.0%                355,506
                                                                   ------------

            NET ASSETS-- 100.0%                                    $ 11,925,645
                                                                   ============

*    Non-income producing security.

See accompanying notes.

                        TOUCHSTONE LARGE CAP GROWTH FUND

                       Statement of Assets and Liabilities

                                  June 30, 2003

ASSETS
  Investments in securities, at value (cost $26,527,373)           $ 28,006,881
  Cash                                                                  709,308
  Dividends and interest receivable                                      17,578
                                                                   ------------
    Total assets                                                     28,733,767
                                                                   ------------

LIABILITIES
  Payable to affiliates                                                  17,514
  Payable for capital shares redeemed                                    41,847
  Accrued expenses                                                       51,380
                                                                   ------------
    Total liabilities                                                   110,741
                                                                   ------------

NET ASSETS                                                         $ 28,623,026
                                                                   ============

Net Assets consist of:
  Paid-in capital                                                  $ 43,044,492
  Accumulated net realized loss on investments                      (15,900,974)
  Net unrealized appreciation on investments                          1,479,508
                                                                   ------------

NET ASSETS, for 2,910,606 shares outstanding                       $ 28,623,026
                                                                   ============

NET ASSET VALUE, offering and redemption price per share           $       9.83
                                                                   ============


                             Statement of Operations

                            Year Ended June 30, 2003

INVESTMENT INCOME
  Dividends                                                        $    171,727
  Interest                                                                2,977
                                                                   ------------
    Total investment income                                             174,704
                                                                   ------------

EXPENSES
  Investment advisory and management fees                               126,615
  Custody fees                                                           37,170
  Accounting fees                                                         2,893
  Professional fees                                                      59,837
  Trustees' fees and expenses                                            17,340
  Printing expense                                                       10,185
  Administration fees                                                     4,339
  Sponsor fees                                                           10,172
  Other expenses                                                          2,442
                                                                   ------------
    Total expenses                                                      270,993
    Less: sponsor fees waived                                           (10,172)
          expense reimbursement                                         (51,908)
                                                                   ------------
    Total net expenses                                                  208,913
                                                                   ------------
Net investment loss                                                     (34,209)
                                                                   ------------

REALIZED AND UNREALIZED GAINS (LOSS) ON INVESTMENTS
  Net realized loss on investments                                   (5,407,929)
  Net change in unrealized appreciation/
    depreciation on investments                                       5,855,636
                                                                   ------------
Net realized and unrealized gain on investments                         447,707
                                                                   ------------

Net increase in net assets resulting from operations               $    413,498
                                                                   ============

See accompanying notes.

                        TOUCHSTONE LARGE CAP GROWTH FUND

                       Statements of Changes in Net Assets

                                                                             YEAR ENDED JUNE 30,
                                                                             2003            2002
                                                                         ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment loss                                                    $    (34,209)   $    (86,097)
  Net realized loss on investments                                         (5,407,929)     (5,689,731)
  Net change in unrealized appreciation/depreciation on investments         5,855,636      (3,883,419)
                                                                         ------------    ------------
    Net increase (decrease) in net assets resulting from operations           413,498      (9,659,247)
                                                                         ------------    ------------

Distributions to shareholders from:
  Net realized gain                                                                --      (2,554,047)
                                                                         ------------    ------------

Capital share transactions:
  Proceeds from sales of shares                                             3,017,614       4,229,741
  Proceeds from shares issued in connection with acquisitions (Note 4)     11,653,247              --
  Proceeds from reinvested distributions                                           --       2,554,047
  Cost of shares redeemed                                                  (6,770,667)     (6,269,144)
                                                                         ------------    ------------

Net increase in net assets resulting from capital share transactions        7,900,194         514,644
                                                                         ------------    ------------

Total increase (decrease) in net assets                                     8,313,692     (11,698,650)

NET ASSETS
Beginning of year                                                          20,309,334      32,007,984
                                                                         ------------    ------------

End of year                                                              $ 28,623,026    $ 20,309,334
                                                                         ============    ============

OTHER INFORMATION
Shares:
  Sold                                                                        331,640         341,525
  Shares issued in connection with acquisitions (Note 4)                    1,279,171              --
  Issued through reinvestment of distributions                                     --         239,965
  Redeemed                                                                   (762,045)       (529,308)
                                                                         ------------    ------------
Net increase in shares outstanding                                            848,766          52,182
                                                                         ============    ============

See accompanying notes.

                        TOUCHSTONE LARGE CAP GROWTH FUND

                              Financial Highlights

                                                                    YEAR ENDED JUNE 30,
                                               2003          2002          2001          2000          1999
                                            ------------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning
  of year                                   $     9.85    $    15.93    $    30.25    $    26.00    $    21.11
                                            ------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                            (0.01)        (0.04)        (0.10)        (0.05)        (0.06)
  Net realized and unrealized
    gains (loss) on investments                  (0.01)        (4.73)        (9.42)         4.83          7.17
                                            ------------------------------------------------------------------
  Total from investment operations               (0.02)        (4.77)        (9.52)         4.78          7.11
                                            ------------------------------------------------------------------

Less distributions:
  From net realized gain                            --         (1.31)        (4.80)        (0.53)        (2.22)
                                            ------------------------------------------------------------------

Net asset value, end of year                $     9.83    $     9.85    $    15.93    $    30.25    $    26.00
                                            ==================================================================

TOTAL RETURN                                    (0.16%)      (30.55%)      (37.42%)       18.89%        35.19%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year
  (in thousands)                            $   28,623    $   20,309    $   32,008    $   56,879    $   55,428
Ratio of net expenses to average
  net assets                                     1.16%         1.15%         1.07%         1.01%         0.96%
Ratio of expenses to average net
  assets before expense reimbursement            1.51%         1.17%         1.07%         1.01%         0.96%
Ratio of net investment loss
  to average net assets                         (0.19%)       (0.33%)       (0.45%)       (0.39%)       (0.29%)
Ratio of net investment loss
  to average net assets before
  voluntary expense reimbursement               (0.54%)       (0.35%)       (0.45%)       (0.39%)       (0.29%)
Portfolio turnover rate                            70%           31%           47%           40%           27%

See accompanying notes.

                        TOUCHSTONE LARGE CAP GROWTH FUND

                             Schedule of Investments

                                  June 30, 2003

  SHARES                                                               VALUE

            COMMON STOCKS -- 97.8%
            BANKS -- 1.5%
  10,700    Bank of New York Inc.                                  $    307,625
   2,300    Wells Fargo & Co.                                           115,920
                                                                   ------------
                                                                        423,545
                                                                   ------------

            BIOTECHNOLOGY -- 5.0%
  12,050    Amgen Inc.*                                                 800,602
   7,000    Genentech, Inc.*                                            504,840
   3,200    Genzyme Corp.*                                              133,760
                                                                   ------------
                                                                      1,439,202
                                                                   ------------

            CAPITAL GOODS -- 7.5%
   4,250    3M Co.                                                      548,165
  45,630    General Electric Co.                                      1,308,668
   4,600    Illinois Tool Works Inc.                                    302,910
                                                                   ------------
                                                                      2,159,743
                                                                   ------------

            CONSUMER CYCLICALS -- 7.2%
  10,500    Bed Bath & Beyond Inc.*                                     407,505
  17,000    Best Buy Co.*                                               746,640
   6,800    Home Depot, Inc.                                            225,216
   9,000    Kohls Corp.*                                                462,420
   2,700    Lowe's Companies, Inc.                                      115,965
   5,700    Staples, Inc.*                                              104,595
                                                                   ------------
                                                                      2,062,341
                                                                   ------------

            CONSUMER SERVICES -- 2.6%
   2,300    Fedex Corp.                                                 142,669
  15,000    Robert Half International, Inc.*                            284,100
   5,000    United Parcel Service, Inc. - Class B                       318,500
                                                                   ------------
                                                                        745,269
                                                                   ------------

            CONSUMER STAPLES -- 5.3%
  10,900    Anheuser-Busch Cos Inc.                                     556,445
   8,900    PepsiCo, Inc.                                               396,050
   6,400    Procter & Gamble Co.                                        570,752
                                                                   ------------
                                                                      1,523,247
                                                                   ------------

            ENERGY -- 4.3%
   2,500    BJ Services Co.*                                             93,400
  11,400    ChevronTexaco Corp.                                         823,080
   8,900    Exxon Mobil Corp.                                           319,599
                                                                   ------------
                                                                      1,236,079
                                                                   ------------

            FINANCIAL - DIVERSIFIED -- 3.5%
  10,908    Citigroup Inc.                                              466,862
   6,475    Goldman Sachs Group, Inc.                                   542,282
                                                                   ------------
                                                                      1,009,144
                                                                   ------------

                        TOUCHSTONE LARGE CAP GROWTH FUND

                             Schedule of Investments

                                  June 30, 2003

  SHARES                                                               VALUE
            GENERAL MERCHANDISE-- 6.0%
  12,000    Costco Wholesale Corp.*                                $    439,200
  12,200    Target Corp.                                                461,648
  15,000    Wal-Mart Stores, Inc.                                       805,050
                                                                   ------------
                                                                      1,705,898
                                                                   ------------

            HARDWARE & EQUIPMENT -- 8.9%
  52,550    Cisco Systems, Inc.*                                        877,060
  29,000    Dell Computer Corp.*                                        926,840
  13,000    EMC Corp.*                                                  136,110
  24,500    Hewlett-Packard Co.                                         521,850
  20,200    Sun Microsystems, Inc.*                                      92,920
                                                                   ------------
                                                                      2,554,780
                                                                   ------------

            HEALTHCARE SERVICES -- 2.8%
   2,400    Cardinal Health, Inc.                                       154,320
  12,700    United Health Group Inc.                                    638,175
                                                                   ------------
                                                                        792,495
                                                                   ------------

            INSURANCE -- 2.1%
   4,500    American International Group, Inc.                          248,310
   6,750    Marsh & McLennan Companies, Inc.                            344,723
                                                                   ------------
                                                                        593,033
                                                                   ------------

            LEISURE SERVICES -- 3.3%
  39,500    Hilton Hotels Corp.                                         505,205
  18,000    Starbucks Corp.*                                            441,360
                                                                   ------------
                                                                        946,565
                                                                   ------------

            MEDIA -- 4.7%
  13,000    Clear Channel Communications, Inc.*                         551,070
   3,500    Comcast Corp. - Class A Special*                            100,905
   3,600    Fox Entertainment Group, Inc. - Class A*                    103,608
   4,300    Viacom, Inc. - Class A*                                     187,910
   7,100    Viacom, Inc. - Class B*                                     309,986
   5,200    Walt Disney Co.                                             102,700
                                                                   ------------
                                                                      1,356,179
                                                                   ------------

            MEDICAL DEVICES -- 3.9%
   9,200    Becton, Dickinson & Company                                 357,420
   3,800    Biomet, Inc.*                                               108,908
  13,775    Medtronic, Inc.                                             660,787
                                                                   ------------
                                                                      1,127,115
                                                                   ------------

            PHARMACEUTICALS -- 11.4%
  13,500    Abbott Laboratories                                         590,760
   2,750    Forest Laboratories, Inc.*                                  150,563
  14,500    Johnson & Johnson                                           749,649
   9,900    Merck & Co.                                                 599,445
  33,750    Pfizer Inc.                                               1,152,562
                                                                   ------------
                                                                      3,242,979
                                                                   ------------

                        TOUCHSTONE LARGE CAP GROWTH FUND

                             Schedule of Investments

                                  June 30, 2003

  SHARES                                                               VALUE
            SEMICONDUCTORS & ELECTRONICS-- 9.3%
   3,100    Analog Devices, Inc.*                                  $    107,942
  19,200    Applied Materials, Inc.*                                    304,512
  54,000    Intel Corp.                                               1,122,335
   9,300    Linear Technology Corp.                                     299,553
   8,000    Maxim Integrated Products, Inc.                             273,520
  15,000    Novellus Systems, Inc.*                                     549,315
                                                                   ------------
                                                                      2,657,177
                                                                   ------------

            SOFTWARE & SERVICES -- 8.5%
  10,500    Intuit, Inc.*                                               467,565
  48,000    Microsoft Corp.                                           1,229,280
  19,700    Oracle Corp.*                                               236,794
   1,200    Symantec Corp.*                                              52,632
  15,550    Veritas Software Corp.*                                     445,819
                                                                   ------------
                                                                      2,432,090
                                                                   ------------

            TOTAL COMMON STOCKS-- 97.8% (Cost $26,527,373)         $ 28,006,881

            OTHER ASSETS IN EXCESS OF LIABILITIES-- 2.2%                616,145
                                                                   ------------

            NET ASSETS-- 100.0%                                    $ 28,623,026
                                                                   ============

*    Non-income producing security.

See accompanying notes.

                       TOUCHSTONE THIRD AVENUE VALUE FUND

                       Statement of Assets and Liabilities

                                  June 30, 2003

ASSETS
  Investments in securities, at value (cost $45,658,984)           $ 43,026,122
  Cash                                                                7,799,028
  Foreign currency (cost $15,278)                                        15,472
  Dividends and interest receivable                                      86,875
  Foreign tax reclaims                                                   11,531
  Receivable for capital shares sold                                        703
                                                                   ------------
    Total assets                                                     50,939,731
                                                                   ------------

LIABILITIES
  Payable to affiliates                                                  38,350
  Payable for investments purchased                                     319,728
  Net unrealized depreciation on foreign exchange contracts                 174
  Payable for capital shares redeemed                                    31,881
  Accrued expenses                                                       50,240
                                                                   ------------
    Total liabilities                                                   440,373
                                                                   ------------

NET ASSETS                                                         $ 50,499,358
                                                                   ============

Net Assets consist of:
  Paid-in capital                                                  $ 59,238,611
  Undistributed net investment income                                       193
  Accumulated net realized loss on investments                       (6,106,862)
  Net unrealized depreciation on investments and and other
    assets and liabilities denominated in foreign currency           (2,632,584)
                                                                   ------------

NET ASSETS, for 3,447,298 shares outstanding                       $ 50,499,358
                                                                   ============

NET ASSET VALUE, offering and redemption price per share           $      14.65
                                                                   ============


                             Statement of Operations

                            Year Ended June 30, 2003

INVESTMENT INCOME
  Dividends (net of foreign tax withheld of $13,631)               $    595,142
  Interest                                                               13,108
                                                                   ------------
    Total investment income                                             608,250
                                                                   ------------

EXPENSES
  Investment advisory and management fees                               276,900
  Custody fees                                                           85,219
  Accounting fees                                                         3,761
  Professional fees                                                      45,083
  Trustees' fees and expenses                                            17,996
  Printing expense                                                       10,005
  Administration fees                                                     5,739
  Sponsor fees                                                           17,665
  Other expenses                                                          3,486
                                                                   ------------
    Total expenses                                                      465,854
    Less: sponsor fees waived                                           (17,665)
          expense reimbursement                                          (1,188)
                                                                   ------------
    Total net expenses                                                  447,001
                                                                   ------------
Net investment income                                                   161,249
                                                                   ------------

REALIZED AND UNREALIZED GAINS (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY
  Net realized loss on:
    Investments                                                      (1,638,026)
    Foreign currency transactions                                          (193)
                                                                   ------------
      Net realized loss                                              (1,638,219)
                                                                   ------------

  Net change in unrealized appreciation/depreciation on:
    Investments                                                      (1,222,404)
    Translation of assets and liabilities in foreign currency            (4,781)
                                                                   ------------
      Net change in unrealized appreciation/depreciation             (1,227,185)
                                                                   ------------
Net realized and unrealized loss on investments
  and foreign currency                                               (2,865,404)
                                                                   ------------

Net decrease in net assets resulting from operations               $ (2,704,155)
                                                                   ============

See accompanying notes.

                       TOUCHSTONE THIRD AVENUE VALUE FUND

                       Statements of Changes in Net Assets

                                                                             YEAR ENDED JUNE 30,
                                                                             2003            2002
                                                                         ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                                  $    161,249    $     98,218
  Net realized gains (loss) on
    investments and foreign currency transactions                          (1,638,219)      2,627,505
  Net change in unrealized appreciation/depreciation
    on investments and foreign currency transactions                       (1,227,185)     (4,228,271)
                                                                         ------------    ------------
    Net decrease in net assets resulting from operations                   (2,704,155)     (1,502,548)
                                                                         ------------    ------------

Distributions to shareholders from:
  Net investment income                                                      (256,766)       (283,204)
  Net realized gain                                                          (639,990)             --
                                                                         ------------    ------------
    Total distributions to shareholders                                      (896,756)       (283,204)
                                                                         ------------    ------------

Capital share transactions:
  Proceeds from sales of shares                                             9,522,312      27,505,313
  Proceeds from shares issued in connection with acquisition (Note 4)       7,548,716              --
  Proceeds from reinvested distributions                                      896,756         283,204
  Cost of shares redeemed                                                 (12,088,167)    (12,847,707)
                                                                         ------------    ------------
    Net increase in net assets resulting
      from capital share transactions                                       5,879,617      14,940,810
                                                                         ------------    ------------

Total increase in net assets                                                2,278,706      13,155,058

NET ASSETS
Beginning of year                                                          48,220,652      35,065,594
                                                                         ------------    ------------

End of year                                                              $ 50,499,358    $ 48,220,652
                                                                         ============    ============

OTHER INFORMATION
Shares:
  Sold                                                                        696,191       1,677,834
  Shares issued in connection with acquisition (Note 4)                       574,921              --
  Issued through reinvestment of distributions                                 66,393          18,965
  Redeemed                                                                   (889,272)       (785,692)
                                                                         ------------    ------------
    Net increase in shares outstanding                                        448,233         911,107
                                                                         ============    ============

See accompanying notes.

                       TOUCHSTONE THIRD AVENUE VALUE FUND

                              Financial Highlights

                                                                    YEAR ENDED JUNE 30,
                                               2003          2002          2001          2000          1999
                                            ------------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning
  of year                                   $    16.08    $    16.79    $    13.97    $    22.06    $    21.02
                                            ------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                           0.05          0.02          0.15          0.39          0.33
  Net realized and unrealized
    gains (loss) on investments                  (1.17)        (0.61)         4.31         (5.12)         3.22
                                            ------------------------------------------------------------------
  Total from investment operations               (1.12)        (0.59)         4.46         (4.73)         3.55
                                            ------------------------------------------------------------------

Less distributions:
  From net investment income                     (0.09)        (0.12)        (0.40)        (0.33)        (0.28)
  From net realized gain                         (0.22)           --         (1.24)        (3.03)        (2.23)
                                            ------------------------------------------------------------------
  Total distributions                            (0.31)        (0.12)        (1.64)        (3.36)        (2.51)
                                            ------------------------------------------------------------------

Net asset value, end of year                $    14.65    $    16.08    $    16.79    $    13.97    $    22.06
                                            ==================================================================

TOTAL RETURN                                    (6.78%)       (3.45%)       35.66%       (23.88%)       18.09%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (in thousands)                          $   50,499    $   48,221    $   35,066    $   20,994    $   50,169
  Ratio of net expenses to average
    net assets                                   1.10%         1.08%         1.15%         1.08%         0.96%
  Ratio of expenses to average net
    assets before expense reimbursement          1.15%         1.08%         1.21%         1.08%         0.96%
  Ratio of net investment income
    to average net assets                        0.41%         0.23%         1.15%         1.80%         1.56%
  Ratio of net investment income
    to average net assets before
    voluntary expense reimbursement              0.36%         0.23%         1.09%         1.80%         1.56%
  Portfolio turnover rate                          23%           23%          128%           42%           50%

 See accompanying notes.

                       TOUCHSTONE THIRD AVENUE VALUE FUND

                             Schedule of Investments

                                  June 30, 2003

  SHARES                                                               VALUE
            COMMON STOCKS -- 69.9%
            BANKING -- 0.3%
   5,000    Astoria Financial Corp.                                $    139,650
                                                                   ------------

            COMPUTERS - HARDWARE -- 0.2%
   9,300    Advanced Digital Information Corp.*                          92,907
                                                                   ------------

            CONSUMER PRODUCTS -- 0.3%
  11,600    Callaway Golf Company                                       153,352
                                                                   ------------

            ELECTRONICS -- 10.9%
 107,800    American Power Conversion Corp.                           1,680,602
 127,700    AVX Corp.                                                 1,403,423
  24,600    Bel Fuse Inc. - Class B                                     563,340
 115,800    KEMET Corp.*                                              1,169,580
 167,300    TriQuint Semiconductor, Inc.*                               695,968
                                                                   ------------
                                                                      5,512,913
                                                                   ------------

            ENERGY -- 0.8%
  21,000    Fording Canadian Coal Trust                                 380,520
                                                                   ------------

            FINANCIAL SERVICES -- 7.9%
  10,000    CIT Group Inc.                                              246,500
 217,200    Instinet Group, Inc.                                      1,012,152
  25,500    Legg Mason, Inc.                                          1,656,225
  33,100    SWS Group, Inc.                                             666,965
  21,275    Westwood Holdings Group, Inc.                               404,651
                                                                   ------------
                                                                      3,986,493
                                                                   ------------

            HEALTHCARE PRODUCTS & SERVICES -- 1.1%
  13,700    Orthodontic Centers of America, Inc.*                       109,737
  30,400    PAREXEL International Corp.*                                424,080
                                                                   ------------
                                                                        533,817
                                                                   ------------

            INDUSTRIAL -- 2.2%
  23,000    Agrium Inc.                                                 252,080
  51,300    Alamo Group Inc.                                            626,886
   6,700    Dycom Industries, Inc.*                                     109,210
  20,700    Quanta Services, Inc.*                                      146,970
                                                                   ------------
                                                                      1,135,146
                                                                   ------------

            INSURANCE -- 15.0%
  50,000    Arch Capital Group Ltd.*                                  1,736,500
  16,900    First American Corp.                                        445,315
  54,500    Millea Holdings, Inc. - ADR                               2,094,979
  33,000    Radian Group Inc.                                         1,209,450
  53,200    The MONY Group Inc.                                       1,433,740
  60,000    The Phoenix Companies, Inc.                                 541,800
   3,400    The PMI Group, Inc.                                          91,256
                                                                   ------------
                                                                      7,553,040
                                                                   ------------

            INVESTMENT COMPANIES -- 5.1%
  81,800    Brascan Corp. - Class A                                   2,009,008
   9,500    Capital Southwest Corp.                                     545,395
                                                                   ------------
                                                                      2,554,403
                                                                   ------------

                       TOUCHSTONE THIRD AVENUE VALUE FUND

                             Schedule of Investments

                                  June 30, 2003

  SHARES                                                               VALUE
            MOBILE HOMES-- 0.5%
  28,000    Modtech Holdings, Inc.*                                $    257,320
                                                                   ------------

            OIL & GAS SERVICES -- 0.5%
  25,000    Willbros Group, Inc.*                                       259,750
                                                                   ------------

            REAL ESTATE -- 12.3%
  58,300    Catellus Development Corp.*                               1,282,600
  42,000    Forest City Enterprises, Inc. - Class A                   1,740,900
  40,000    Koger Equity, Inc.                                          689,200
  19,200    LNR Property Corp.                                          718,080
  20,000    Prime Group Realty Trust - REIT*                            116,000
   5,753    ProLogis                                                    157,057
  34,700    The St. Joe Company                                       1,082,640
  40,000    Trammell Crow Co.*                                          424,400
                                                                   ------------
                                                                      6,210,877
                                                                   ------------

            RESTAURANTS -- 0.1%
   2,600    Jack in the Box Inc.*                                        57,980
                                                                   ------------

            SEMI-CONDUCTOR EQUIPMENT -- 6.9%
  30,000    Applied Materials, Inc.*                                    475,800
 132,200    Credence Systems Corp.*                                   1,119,734
  15,000    CyberOptics Corp.*                                          100,620
  85,000    Electro Scientific Industries, Inc.*                      1,288,600
 102,700    FSI International, Inc.*                                    400,530
   6,400    Photronics, Inc.*                                           111,680
                                                                   ------------
                                                                      3,496,964
                                                                   ------------

            TELECOMMUNICATION EQUIPMENT -- 5.2%
 112,500    CIENA Corp.*                                                583,875
  80,300    Comverse Technology, Inc.*                                1,206,909
 128,000    Tellabs, Inc.*                                              840,960
                                                                   ------------
                                                                      2,631,744
                                                                   ------------

            TRANSPORTATION -- 0.6%
  10,600    CSX Corp.                                                   318,954
                                                                   ------------

            TOTAL COMMON STOCKS                                    $ 35,275,830
                                                                   ------------

            FOREIGN STOCKS -- 15.3%
            AUTOMOTIVE -- 3.5%
 110,000    Toyota Industries Corp.                                $  1,790,048
                                                                   ------------

            ENERGY -- 1.5%
 122,400    Smedvig ASA - Class A                                       778,311
                                                                   ------------

            FOREST PRODUCTS & PAPER -- 1.5%
 133,000    SFK Pulp Fund                                               767,411
                                                                   ------------

            INSURANCE -- 0.9%
 189,000    Aioi Insurance Company, Ltd.                                459,613
                                                                   ------------

                       TOUCHSTONE THIRD AVENUE VALUE FUND

                             Schedule of Investments

                                  June 30, 2003

  SHARES                                                               VALUE
            INVESTMENT COMPANIES -- 5.9%
 280,000    Hutchison Whampoa,
            Ltd.                                                   $  1,705,533
 172,500    Investor AB - Class A                                     1,260,626
                                                                   ------------
                                                                      2,966,159
                                                                   ------------

            OIL & GAS SERVICES -- 2.0%
  25,000    Nabors Industries, Ltd.*                                    988,750
                                                                   ------------

            TOTAL FOREIGN STOCKS                                   $  7,750,292
                                                                   ------------

            TOTAL INVESTMENT SECURITIES-- 85.2%                    $ 43,026,122
            (Cost $45,658,984)

            OTHER ASSETS IN EXCESS OF LIABILITIES-- 14.8%             7,473,236
                                                                   ------------

            NET ASSETS-- 100.0%                                    $ 50,499,358
                                                                   ============

*    Non-income producing security

ADR - American Depository Receipt.

See accompanying notes.

                        Touchstone Variable Series Trust

                          Notes to Financial Statements

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The Touchstone Baron Small Cap Fund, the Touchstone Large Cap Growth Fund and the Touchstone Third Avenue Value Fund are each a series of shares of the Touchstone Variable Series Trust (the "Trust"). The Touchstone Variable Series Trust is registered under the Investment Company Act of 1940, as amended (the
Act), as an open-end management investment company, and was organized as a Massachusetts business trust on February 7, 1994.

Touchstone   Securities,   Inc.   ("Touchstone   Securities"),    a   registered
broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., is the principal underwriter and exclusive agent for the distribution of shares for each Fund. Touchstone Securities receives no compensation under their underwriting/distribution agreement with the Trust.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States.

INVESTMENT VALUATION

Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities which are quoted by NASDAQ are valued at the NASDAQ official closing price. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith under consistently applied procedures in accordance with procedures established by the Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Under the amortized cost valuation method, the discount or premium is amortized on a constant basis to the maturity of the security.

                        Touchstone Variable Series Trust

SECURITY TRANSACTIONS

Securities transactions are accounted for as of the trade date. Securities sold are determined on a specific identification basis.

FEDERAL INCOME TAX MATTERS

The Trust complies with the requirements of the Internal Revenue Code applicable to regulated investment companies as defined in Subtitle A, Chapter 1, Subchapter M of the Internal Revenue Code, as amended, and distributes its taxable net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

As of June 30, 2003, the aggregate cost of securities for financial reporting purposes is shown on each Fund's Schedule of Investments and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                            Touchstone Baron  Touchstone Large  Touchstone Third
                             Small Cap Fund   Cap Growth Fund  Avenue Value Fund
                            ----------------------------------------------------

Unrealized appreciation       $  2,880,925      $  4,105,807      $  5,119,711
Unrealized depreciation           (600,273)       (2,626,299)       (7,752,295)
                            ----------------------------------------------------
Net unrealized appreciation
  (depreciation)              $  2,280,652      $  1,479,508      $ (2,632,584)
                            ====================================================

The aggregate cost of securities for federal income tax purposes is determined at each Fund's tax year end (see Dividend Distributions Note).

As of June 30, 2003, the Funds had accumulated net realized losses on investments for financial reporting purposes as follows:

                            Touchstone Baron  Touchstone Large  Touchstone Third
                             Small Cap Fund   Cap Growth Fund  Avenue Value Fund
                            ----------------------------------------------------
Accumulated net
realized losses               $ (1,288,997)     $(15,900,974)     $ (6,106,862)
                            ====================================================

Realized capital loss carryovers which are available to offset future capital gains are determined at each Fund's tax year end (see Dividend Distributions
Note). As a result of the Fund mergers, discussed in Note 4, utilization of capital loss carryovers, if any, may be limited based on certain provisions of the Internal Revenue Code.

                        Touchstone Variable Series Trust

DIVIDEND DISTRIBUTIONS

Dividends from net investment income and distributions from net realized gains are declared and distributed annually. Dividends and distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, post-October capital losses, and losses deferred due to wash sales.

As discussed in Note 4, as a result of the mergers that took place as of April 28, 2003, the accounting survivor differs from the legal/tax survivor for each Fund as of June 30, 2003. Prior to the mergers, the accounting survivors had tax year ends of June 30 and the non-accounting survivors had tax year ends of December 31. Each accounting survivor fund ("Fund") will file tax returns as of the date of merger for its pre-merger results and will then change its tax year end to December 31. As June 30, 2003 is not the tax year end for the Funds, the tax character of accumulated earnings (deficit) and distributions as of June 30, 2003 cannot be determined. The tax character of distributions paid for the accounting survivor Funds for the year ended June 30, 2002 were as follows:

                                                CAPITAL    RETURN OF
PORTFOLIO:                          ORDINARY      GAIN      CAPITAL      TOTAL*
--------------------------------------------------------------------------------
Third Avenue Value Portfolio       $ 733,383   $      --   $      --   $ 733,383

*Total distributions paid differ from the Statement of Changes in Net Assets due primarily to the use of consent dividends for tax purposes.

FUTURES CONTRACTS

Certain Funds may enter into futures contracts to protect against adverse movement in the price of securities in the Portfolio or to enhance investment performance. When entering into a futures contract, changes in the market price of the contracts are recognized as unrealized gains or losses by marking each contract to market at the end of each trading day through a variation margin account. When a futures contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of June 30, 2003, there were no futures contracts held in the Funds.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The Funds bear the market risk that arises from any changes in contract values.

                        Touchstone Variable Series Trust

PORTFOLIO SECURITIES LOANED

As of June 30, 2003, the Touchstone Baron Small Cap Fund loaned common stocks having a fair value of approximately $284,139 and received cash collateral of $298,413 for the loan. All collateral received as cash and securities is received, held and administered by the Fund's Custodian for the benefit of the Fund in the applicable custody account or other account established for the purpose of holding collateral.

The Touchstone Baron Small Cap Fund receives compensation in the form of fees, or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

REPURCHASE AGREEMENTS

In connection with transactions in repurchase agreements, it is the Funds' policy that their custodian or another qualified custodian takes possession of the underlying collateral securities. Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost that, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

FOREIGN CURRENCY VALUE TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward currency contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of these securities, but are included with the net realized and unrealized gain or loss on investments.

                        Touchstone Variable Series Trust

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.   PURCHASES AND SALES OF INVESTMENT SECURITIES

Investment   transactions   (excluding   purchases   and  sales  of   short-term
investments) for the year ended June 30, 2003 were as follows:

--------------------------------------------------------------------------------
                             Touchstone        Touchstone         Touchstone
                          Baron Small Cap   Large Cap Growth  Third Avenue Value
                                Fund              Fund              Fund
--------------------------------------------------------------------------------
Cost of Purchases           $  3,207,078      $ 11,962,086      $  8,131,230

Proceeds from Sales         $  2,971,476      $ 15,296,765      $ 10,057,583
--------------------------------------------------------------------------------

3.   INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES

Touchstone Advisors, Inc. ("Touchstone Advisors") has entered into a sub-advisory agreement with a registered investment adviser ("Sub-Adviser") for each of the Funds. Touchstone Advisors, not the Funds, pays the sub-advisory fee to each of the Sub-Advisers. Listed below are management and sub-advisory fees payable as a percentage of average daily net assets:

--------------------------------------------------------------------------------
FUND                                         MANAGEMENT FEE     SUB-ADVISORY FEE
--------------------------------------------------------------------------------
Touchstone Baron Small Cap Fund                   1.05%              0.80%
Touchstone Large Cap Growth Fund                  0.75%              0.40%
Touchstone Third Avenue Value Fund                0.80%              0.50%
--------------------------------------------------------------------------------

Under the Management Agreement ("the Agreement"), Touchstone Advisors provides certain management services to each Fund, and each Fund is responsible for certain of its direct operating expenses. Touchstone Advisors shall waive all or a portion of its fee pursuant to the Sponsor Agreement and/or reimburse a portion of the operating expenses of each Fund such that, after such waiver and/or reimbursement, the aggregate expenses of the Fund shall be less than or equal, on an annual basis, to the following percentage of the daily net assets of the Fund:

                        Touchstone Variable Series Trust

--------------------------------------------------------------------------------
FUND                                                              AMOUNT OF FEES
                                                    WAIVER/        WAIVED AND/OR
                                                    EXPENSE          EXPENSES
                                                  LIMITATIONS*      REIMBURSED
--------------------------------------------------------------------------------
Touchstone Baron Small Cap Fund                       1.65%          $ 84,925
Touchstone Large Cap Growth Fund                      1.05%          $ 62,080
Touchstone Third Avenue Value Fund                    1.05%          $ 18,853
--------------------------------------------------------------------------------

* The expense limitation rate changed for each fund effective April 28, 2003. From November 1, 2002 to April 27, 2003, Touchstone Advisors voluntarily agreed to reimburse each of the Funds for operating expenses that exceeded 1.65%, 1.25% and 1.25% for Baron Small Cap Portfolio, Harris Bretall Sullivan & Smith Equity Growth Portfolio and Third Avenue Value Portfolio, respectively. Prior to November 1, 2002, Touchstone Advisors voluntarily agreed to reimburse each of the Funds for operating expenses that exceeded 1.55%. 1.15% and 1.15%, respectively.

Touchstone Baron Small Cap Fund, Touchstone Large Cap Growth Fund and Touchstone Third Avenue Value Fund placed a portion of their transactions with brokerage firms, which may be considered affiliates of the Funds under the 1940 Act. The commissions paid to these firms were approximately $58,424 in the aggregate during the year ended June 30, 2003.

Certain officers and trustees of the Funds are also officers of Touchstone Securities, Touchstone Advisors and Integrated Fund Services, Inc., the Trust's administrator, transfer agent and accounting services agent. The Funds do not pay any amounts to compensate these individuals. Touchstone Securities, Touchstone Advisors and Integrated Fund Services, Inc. are each wholly-owned, indirect subsidiaries of the Western and Southern Life Insurance Company.

PRIOR SERVICE AGREEMENTS

Prior to April 18, 2003, Integrity Life Insurance Company (Integrity) provided fund accounting services and administrative services for each Fund. The fee for these services provided by Integrity was a unified fee, which included custody fees and expenses for administration and accounting and pricing services. Custody fees presented on the Statements of Operations includes this unified fee until April 18, 2003 and only custody fees thereafter.

4.   FUND MERGERS AND ACQUISITIONS

Touchstone Baron Small Cap Fund
-------------------------------

On April 18, 2003, a Special Meeting of Shareholders of the Baron Small Cap Portfolio, a series of The Legends Fund, Inc., was held to approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the Baron Small Cap Portfolio by Touchstone Baron Small Cap Fund, a new series of Touchstone Variable Series Trust, (the Trust), in exchange for shares of Touchstone Baron Small Cap Fund.

                        Touchstone Variable Series Trust

The Agreement and Plan of Reorganization was approved as follows:

--------------------------------------------------------------------------------
                                                 NUMBER OF SHARES
--------------------------------------------------------------------------------
                                        FOR          AGAINST          ABSTAIN
--------------------------------------------------------------------------------
Baron Small Cap Portfolio             831,278         32,349           74,947
--------------------------------------------------------------------------------

The merger was completed as of April 28, 2003. Upon completion of the merger, Baron Small Cap Portfolio became the accounting survivor, while the Touchstone Baron Small Cap Fund remained as the legal and tax survivor.

The following is a summary of shares outstanding, net assets, net asset value per share, unrealized appreciation (depreciation) and accumulated net realized gains (losses) immediately before and after the reorganization:

--------------------------------------------------------------------------------
                              BEFORE REORGANIZATION         AFTER REORGANIZATION
--------------------------------------------------------------------------------
                         BARON SMALL CAP   TOUCHSTONE BARON   TOUCHSTONE BARON
                            PORTFOLIO       SMALL CAP FUND     SMALL CAP FUND
--------------------------------------------------------------------------------
Shares                         944,565           --                  944,565
--------------------------------------------------------------------------------
Net Assets                $ 10,321,670           --             $ 10,321,670
--------------------------------------------------------------------------------
Net Asset Value           $      10.93           --             $      10.93
--------------------------------------------------------------------------------
Unrealized Appreciation
(Depreciation)            $    840,837           --             $    840,837
--------------------------------------------------------------------------------
Accumulated Net
Realized Losses           $ (1,270,696)          --             $ (1,270,696)
--------------------------------------------------------------------------------

Touchstone Large Cap Growth Fund
--------------------------------

On April 18,  2003,  a Special  Meeting of  Shareholders  of the Harris  Bretall
Sullivan & Smith Equity Growth Portfolio, a series of The Legends Fund, Inc., was held to approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of Harris Bretall Sullivan & Smith Equity Growth Portfolio by Touchstone Large Cap Growth Fund, a series of the Trust, in exchange for shares of Touchstone Large Cap Growth Fund.

On April 18, 2003, a Special Meeting of Shareholders of the Touchstone Growth/Value Fund, a series of the Trust, was held to approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of Touchstone Growth/Value Fund by Touchstone Large Cap Growth Fund, in exchange for shares of Touchstone Large Cap Growth Fund.

                        Touchstone Variable Series Trust

Both Agreements and Plans of Reorganization were approved as follows:

--------------------------------------------------------------------------------
                                                 NUMBER OF SHARES
--------------------------------------------------------------------------------
                                        FOR          AGAINST          ABSTAIN
--------------------------------------------------------------------------------
Harris  Bretall  Sullivan & Smith    1,517,636        61,357          127,636
Equity Growth Portfolio
--------------------------------------------------------------------------------
Touchstone Growth/Value                339,012         3,368            2,653
--------------------------------------------------------------------------------

The two mergers were completed as of April 28, 2003. Upon completion of the mergers, Harris Bretall Sullivan & Smith Equity Growth Portfolio became the accounting survivor, while the Touchstone Large Cap Growth Fund remained as the legal and tax survivor.

The following is a summary of shares outstanding, net assets, net asset value per share, unrealized appreciation (depreciation) and accumulated net realized gains (losses) immediately before and after the reorganization:

------------------------------------------------------------------------------------------------------
                                                                                           AFTER
                                            BEFORE REORGANIZATION                      REORGANIZATION
------------------------------------------------------------------------------------------------------
                           HARRIS BRETALL
                          SULLIVAN & SMITH       TOUCHSTONE       TOUCHSTONE LARGE    TOUCHSTONE LARGE
                            EQUITY GROWTH    GROWTH/VALUE FUND    CAP GROWTH FUND      CAP GROWTH FUND
                              PORTFOLIO
------------------------------------------------------------------------------------------------------
Shares                         1,637,635             710,305           1,209,810           2,916,806
------------------------------------------------------------------------------------------------------
Net Assets                  $ 14,923,975        $  4,203,845        $  7,449,402        $ 26,577,222
------------------------------------------------------------------------------------------------------
Net Asset Value             $       9.11        $       5.92        $       6.16        $       9.11
------------------------------------------------------------------------------------------------------
Unrealized Appreciation
(Depreciation)              $    864,013        $ (1,255,113)       $   (444,774)       $   (835,874)
------------------------------------------------------------------------------------------------------
Accumulated Net             $(10,945,794)       $ (1,467,838)       $ (3,297,891)       $(15,711,523)
Realized Losses
------------------------------------------------------------------------------------------------------

Touchstone Third Avenue Value Fund
----------------------------------

On April 18, 2003, a Special Meeting of Shareholders of the Third Avenue Value Portfolio, a series of The Legends Funds, Inc., was held to approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of Third Avenue Value Portfolio by Touchstone Small Cap Value Fund, a series of the Trust, in exchange for shares of Touchstone Small Cap Value Fund.

On April 18, 2003, a Special Meeting of Shareholders of the Touchstone Small Cap Value Fund was held to approve or disapprove a change to the investment restriction of Touchstone Small Cap Value Fund concerning changing from a "diversified" fund to a "non-diversified" fund.

                        Touchstone Variable Series Trust

The Agreement and Plan of Reorganization and the investment restriction proposal were approved as follows:

--------------------------------------------------------------------------------
                                                 NUMBER OF SHARES
--------------------------------------------------------------------------------
                                        FOR          AGAINST          ABSTAIN
--------------------------------------------------------------------------------
Third Avenue Value Portfolio         2,565,489       106,679          254,516
--------------------------------------------------------------------------------
Touchstone Small Cap Value           1,499,146        15,469           24,765
--------------------------------------------------------------------------------

The merger was completed as of April 28, 2003. Upon completion of the merger, Third Avenue Value Portfolio became the accounting survivor, while the Touchstone Small Cap Value Fund remained as the legal and tax survivor. The Touchstone Small Cap Value Fund was subsequently renamed Touchstone Third Avenue Value Fund.

The following is a summary of shares outstanding, net assets, net asset value per share, unrealized appreciation (depreciation) and accumulated net realized gains (losses) immediately before and after the reorganization:

-----------------------------------------------------------------------------------------
                                     BEFORE REORGANIZATION           AFTER REORGANIZATION
-----------------------------------------------------------------------------------------
                           THIRD AVENUE VALUE    TOUCHSTONE SMALL     TOUCHSTONE THIRD
                                PORTFOLIO         CAP VALUE FUND      AVENUE VALUE FUND
-----------------------------------------------------------------------------------------
Shares                           2,808,933            1,493,028            3,383,854
-----------------------------------------------------------------------------------------
Net Assets                    $ 36,888,158         $  7,548,716         $ 44,436,874
-----------------------------------------------------------------------------------------
Net Asset Value               $      13.13         $       5.06         $      13.13
-----------------------------------------------------------------------------------------
Unrealized Appreciation
(Depreciation)                $ (7,060,433)        $ (1,344,323)        $ (8,404,756)
-----------------------------------------------------------------------------------------
Accumulated Net
Realized Losses               $ (1,035,869)        $ (4,468,643)        $ (5,504,512)
-----------------------------------------------------------------------------------------

Each of the mergers discussed above qualified as a tax-free exchange for federal income tax purposes.

                        Touchstone Variable Series Trust

5.   MANAGEMENT OF THE TRUST (UNAUDITED)

Listed below is basic information regarding the Trustees and principal officers of the Trust. The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1.800.669.2796.

INTERESTED TRUSTEES1:
                                                                                                       NUMBER OF
                                                                                                       FUNDS
                                            TERM OF                                                    OVERSEEN
NAME                         POSITION(S)    OFFICE2                                                    IN THE       OTHER
ADDRESS                      HELD WITH      AND LENGTH OF    PRINCIPAL OCCUPATION(S) DURING            TOUCHSTONE   DIRECTORSHIPS
AGE                          TRUST          TIME SERVED      PAST 5 YEARS                              FUNDS3       HELD4

Jill T. McGruder             Trustee        Until            President and a director of IFS               29       Director of
Touchstone                                  retirement at    Financial Services, Inc. (a holding                    LaRosa's (a
Advisors, Inc.                              age 75 or        company), Touchstone Advisors, Inc.                    restaurant
221 East Fourth Street                      until she        (the Trust's investment advisor) and                   chain).
Cincinnati, OH                              resigns or is    Touchstone Securities, Inc. (the
Age: 47                                     removed          Trust's distributor).  She is Senior
                                                             Vice President of The Western and
                                            Trustee since    Southern Life Insurance Company and a
                                            1999             director of Capital Analysts
                                                             Incorporated (a registered investment
                                                             advisor and broker-dealer), Integrated
                                                             Fund Services, Inc. (the Trust's
                                                             administrator and transfer agent) and
                                                             IFS Fund Distributors, Inc. (a
                                                             registered broker-dealer). She is also
                                                             President and a director of IFS Agency
                                                             Services, Inc. (an insurance agency),
                                                             IFS Insurance Agency, Inc. and Fort
                                                             Washington Brokerage Services, Inc. (a
                                                             registered broker-dealer). She was
                                                             President of Touchstone Tax-Free
                                                             Trust, Touchstone Investment Trust,
                                                             Touchstone Variable Series Trust and
                                                             Touchstone Strategic Trust until 2002.

John F. Barrett              Trustee        Until            Chairman of the Board, President and          29       Director of The
The Western and                             retirement at    Chief Executive Officer of The Western                 Andersons Inc.
Southern Life Insurance                     age 75 or        and Southern Life Insurance Company                    (an agribusiness
Company                                     until he         and Western- Southern Life Assurance                   and retailing
400 Broadway                                resigns or is    Company; Director and Vice Chairman of                 company),
Cincinnati, OH                              removed          Columbus Life Insurance Company;                       Convergys
Age: 54                                                      Director of Eagle Realty Group, Inc.,                  Corporation (a
                                            Trustee since    and Chairman of Fort Washington                        provider of
                                            2002             Investment Advisors, Inc.                              integrated
                                                                                                                    billing
                                                                                                                    solutions,
                                                                                                                    customer care
                                                                                                                    services and
                                                                                                                    employee care
                                                                                                                    services) and
                                                                                                                    Fifth Third
                                                                                                                    Bancorp.

                                       30

                        Touchstone Variable Series Trust

                    Notes to Financial Statements (Continued)

INTERESTED
TRUSTEES1:

John R. Lindholm             Trustee        Until            President and CEO of Integrity Life           11       Director of
Integrity Life                              retirement at    Insurance Company and National                         National
Insurance Company                           age 75 or        Integrity Life Insurance Company.  He                  Integrity Life
515 West Market Street,                     until he         was the President of the Retail                        Insurance
8th Floor                                   resigns or is    Business Division of Arm Financial                     Company and
Louisville, KY                              removed          Group from 1996 until 2000.                            Integrity Life
Age: 54                                                                                                             Insurance
                                            Trustee since                                                           Company.
                                            2003
INDEPENDENT
TRUSTEES:

J. Leland Brewster II        Trustee        Until            Retired Senior Partner of Frost Brown         29       Director of
5155 Ivyfarm Road                           retirement in    Todd LLC (a law firm).                                 Consolidated
Cincinnati, OH                              2005 or until                                                           Health Services,
Age: 74                                     he resigns or                                                           Inc.
                                            is removed

                                            Trustee since
                                            2000

William O. Coleman           Trustee        Until            Retired Vice President of The Procter         29       Director of
c/o Touchstone                              retirement at    & Gamble Company.  A Trustee of The                    LCA-Vision (a
Advisors, Inc.                              age 75 or        Procter & Gamble Profit Sharing Plan                   laser vision
221 East Fourth Street                      until he         and The Procter & Gamble Employee                      correction
Cincinnati, OH                              resigns or is    Stock Ownership Plan.                                  company) and
Age: 73                                     removed                                                                 Millennium
                                                                                                                    Bancorp.
                                            Trustee since
                                            1999

Phillip R. Cox               Trustee        Until            President and Chief Executive Officer         29       Director of the
105 East Fourth Street                      retirement at    of Cox Financial Corp. (a financial                    Federal Reserve
Cincinnati, OH                              age 75 or        services company).                                     Bank of
Age: 55                                     until he                                                                Cleveland;
                                            resigns or is                                                           Broadwing, Inc.
                                            removed                                                                 (a
                                                                                                                    communications
                                            Trustee since                                                           company); and
                                            1999                                                                    Cinergy
                                                                                                                    Corporation (a
                                                                                                                    utility
                                                                                                                    company).

H. Jerome Lerner             Trustee        Until            Principal of HJL Enterprises (a               29       None
4700 Smith Road                             retirement at    privately held investment company);
Cincinnati, OH                              age 75 or        Chairman of Crane Electronics, Inc.
Age: 64                                     until he         (a manufacturer of electronic
                                            resigns or is    connectors).
                                            removed

                                            Trustee since
                                            1989

Oscar P. Robertson           Trustee        Until            President of Orchem, Inc. (a chemical         29       Director of
621 Tusculum Avenue                         retirement at    specialties distributor), Orpack                       Countrywide
Cincinnati, OH                              age 75 or        Stone Corporation (a corrugated box                    Credit
Age: 64                                     until he         manufacturer) and ORDMS (a solution                    Industries, Inc.
                                            resigns or is    planning firm).
                                            removed

                                            Trustee since
                                            1995

Robert E. Stautberg          Trustee        Until            Retired Partner of KPMG LLP (a                29       Trustee of Good
4815 Drake Road                             retirement at    certified public accounting firm).                     Samaritan
Cincinnati, OH                              age 75 or        He is Vice President of St. Xavier                     Hospital,
Age: 68                                     until he         High School.                                           Bethesda
                                            resigns or is                                                           Hospital and
                                            removed                                                                 Tri-Health, Inc.

                                            Trustee since
                                            1999

                                       31

                        Touchstone Variable Series Trust

                    Notes to Financial Statements (Continued)

INDEPENDENT
TRUSTEES:

John P. Zanotti              Trustee        Until            CEO and Chairman of Avaton, Inc. (a           29       None
5400 Waring Drive                           retirement at    wireless entertainment company).  CEO
Cincinnati, OH                              age 75 or        and Chairman of Astrum Digital
Age: 54                                     until he         Information (an information
                                            resigns or is    monitoring company) from 2000 until
                                            removed          2001; President of Great American
                                                             Life Insurance Company from 1999
                                            Trustee since    until 2000; A Director of Chiquita
                                            2002             Brands International, Inc. until
                                                             2000; Senior Executive of American
                                                             Financial Group, Inc. (a financial
                                                             services company) from 1996 until
                                                             1999.

1 Ms. McGruder, as President and a director of Touchstone Advisors, Inc., the Trust's investment advisor, and Touchstone Securities, Inc., the Trust's distributor, is an "interested person" of the Trust within the meaning of
     Section 2(a)(19) of the 1940 Act. Mr. Barrett, as President and Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of Touchstone Advisors, Inc. and Touchstone Securities, Inc., and Chairman of Fort Washington Investment Advisors, Inc., a Trust sub-advisor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Lindholm, as President and a director of National Integrity Life Insurance Company and Integrity Life Insurance Company, subsidiaries of The Western and Southern Life Insurance Company, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
2 Each Trustee is elected to serve until the age of 75 or after five years of service, whichever is greater, or until he resigns or is removed.
3 The Touchstone Funds consist of eleven series of the Trust, six series of the Touchstone Strategic Trust, six series of Touchstone Tax-Free Trust and six series of Touchstone Investment Trust.
4 Each Trustee, with the exception of Mr. Lindholm, is also a Trustee of Touchstone Tax-Free Trust, Touchstone Investment Trust and Touchstone Strategic Trust.

PRINCIPAL
OFFICERS1:

                                                                                                       NUMBER OF
                                                                                                       FUNDS
                                            TERM OF                                                    OVERSEEN
NAME                         POSITION(S)    OFFICE AND                                                 IN THE       OTHER
ADDRESS                      HELD WITH      LENGTH OF        PRINCIPAL OCCUPATION(S) DURING            TOUCHSTONE   DIRECTORSHIPS
AGE                          TRUST          TIME SERVED      PAST 5 YEARS                              FUNDS2       HELD

Patrick T. Bannigan          President      Until  he        Senior Vice President of Touchstone           29       None
Touchstone Advisors, Inc.                   sooner dies,     Advisors, Inc. and Touchstone
221 East Fourth Street                      resigns, is      Securities, Inc.; Senior Vice President
Cincinnati, OH                              removed or       of Evergreen Investment Services until
Age: 37                                     becomes          March 2002.
                                            disqualified

                                            President
                                            since 2002

Michael S. Spangler          Vice           Until he         Vice President of Touchstone Advisors,        29       None
Touchstone Advisors, Inc.    President      sooner dies,     Inc. and Touchstone Securities, Inc.;
221 East Fourth Street                      resigns, is      Vice President of Evergreen Investment
Cincinnati, OH                              removed or       Services until July 2002.
Age: 36                                     becomes
                                            disqualified

                                            Vice President
                                            since 2002

                                       32

                        Touchstone Variable Series Trust

                    Notes to Financial Statements (Continued)

PRINCIPAL
OFFICERS:

Brian E. Hirsch              Vice           Until he         Director of Compliance of Fort                29       None
Touchstone Advisors, Inc.    President      sooner dies,     Washington Brokerage Services, Inc.
221 East Fourth Street                      resigns, is      Chief Compliance Officer of Puglisi &
Cincinnati, OH                              removed or       Co. from May 2001 until August 2002;
Age: 46                                     becomes          Vice President - Compliance of Palisade
                                            disqualified     Capital Management from June 1997 until
                                                             January 2000.
                                            Vice President
                                            since 2003

Terrie A. Wiedenheft         Controller     Until she        Senior Vice President, Chief Financial        29       None
Touchstone Advisors, Inc.                   sooner dies,     Officer and Treasurer of Integrated
221 East Fourth Street                      resigns, is      Fund Services, Inc., IFS Fund
Cincinnati, OH                              removed or       Distributors, Inc. and Fort Washington
Age: 40                                     becomes          Brokerage Services, Inc. She is Chief
                                            disqualified     Financial Officer of IFS Financial
                                                             Services, Inc., Touchstone Advisors,
                                            Controller       Inc. and Touchstone Securities, Inc.
                                            since 2000       and Assistant Treasurer of Fort
                                                             Washington Investment Advisors, Inc.

Scott A. Englehart           Treasurer      Until he         President of Integrated Fund Services,        29       None
Integrated Fund Services,                   sooner dies,     Inc. and IFS Fund Distributors, Inc.
Inc.                                        resigns, is      From 1998 until 2000, he was a
221 East Fourth Street                      removed or       Director, Transfer Agency and Mutual
Cincinnati, OH                              becomes          Fund Distribution for Nationwide
Age: 40                                     disqualified     Advisory Services, Inc.

                                            Treasurer
                                            since 2000

Tina H. Bloom                Secretary      Until she        Vice President - Managing Attorney of         29       None
Integrated Fund Services,                   sooner dies,     Integrated Fund Services, Inc. and IFS
Inc.                                        resigns, is      Fund Distributors, Inc.
221 East Fourth Street                      removed or
Cincinnati, OH                              becomes
Age: 34                                     disqualified

                                            Secretary
                                            since 1999

1 Each officer also holds the same office with Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Strategic Trust.
2 The Touchstone Funds consist of eleven series of the Trust, six series of the Touchstone Strategic Trust, six series of Touchstone Tax-Free Trust and six series of Touchstone Investment Trust.

                        Touchstone Variable Series Trust

                             Portfolio Performance

                                 June 30, 2003

                        TOUCHSTONE BARON SMALL CAP FUND

          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN
           TOUCHSTONE BARON SMALL CAP FUND AND THE RUSSELL 2000 INDEX

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

                                          6/03
Touchstone Baron Small Cap Fund         $19,938
Russell 2000 Index                      $23,531

                           PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------

o    Average annual total return since inception: 6.77%
o    Total return for the fiscal year ended June 30, 2003: (1.04%)
o    Average annual return for the five year period ended June 30, 2003: (1.02%)
o Performance relates to the Fund and does not reflect separate account charges appli-cable to variable annuity contracts through which the Fund is sold.
o    Fund commenced operations on December 14, 1992.

MANAGEMENT DISCUSSION AND ANALYSIS

TOUCHSTONE BARON SMALL CAP FUND

Current Strategy

The Fund's total return was negative 1.04% for the twelve months ended June 30, 2003. The total return for the Russell 2000 Index was negative 1.64% for the same period.

Sectors that had the most positive contribution over the one year period include Education, Transportation, Recreation and Resorts and Restaurants. University of Phoenix Online had the largest positive impact on performance. Other holdings that contributed positively included JetBlue Airways, Apollo Group, and Kerzner International.

Sectors that hurt performance the most were Chemical, Health Care Facilities and Retail. OM Group had the most negative impact on performance. We sold the entire OM Group position on 10/30/2002. Other holdings that negatively impacted performance were Choicepoint, United Surgical Partners and DVI. DVI was sold on 2/19/2003.

Baron Capital's disciplined practice of buying forward-looking, well-managed, fast-growing businesses with real earnings has faired well in a time when the market continues to turns its back on companies with weak balance sheets and irrational valuations. Though stock prices have recently been very volatile, the businesses in which we invest have generally continued to grow in a weak economic environment. We remain optimistic about the long-term prospects of these businesses and therefore remain optimistic regarding the performance of their stocks.

During the one year period, the markets were extremely volatile and the first three quarters saw negative returns. The rally in the equity markets began in mid March and continued through to the middle of June with the more speculative investments leading the way. The technology stocks in the Russell 2000 advanced almost 33% during the second quarter alone. Although we believe that some areas of the market have gotten ahead of themselves, we do believe that the economy has begun to recover and that both consumer and business confidence will also increase. We believe that the businesses that we own are well positioned and priced to benefit from the recovery.

                        Touchstone Variable Series Trust

                             Portfolio Performance

                                 June 30, 2003

                        TOUCHSTONE LARGE CAP GROWTH FUND

          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN
             TOUCHSTONE LARGE CAP GROWTH FUND AND THE S&P 500 INDEX

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

                                          6/03
Touchstone Large Cap Growth Fund        $17,118
S&P 500 Index                           $27,259

                           PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------

o    Average annual total return since inception: 5.22%
o    Total return for the fiscal year ended June 30, 2003: (0.16%)
o    Average annual return for the five year period ended June 30, 2003: (6.95%)
o Performance relates to the Fund and does not reflect separate account charges appli-cable to variable annuity contracts through which the Fund is sold.
o    Fund commenced operations on December 8, 1992.

MANAGEMENT DISCUSSION AND ANALYSIS

TOUCHSTONE LARGE CAP GROWTH FUND

The Fund's total return was negative 0.16% for the twelve months ended June 30, 2003. The total return for the S&P 500 Index was 0.26% for the same period.

Over the last twelve months, geopolitical events threatened to undermine the improving economic fundamentals. In the same year that saw investor confidence destroyed by numerous high-profile financial accounting problems, a pending war with Iraq caused investors to pull back from the market, despite signs of an improving economy, an accommodative Federal Reserve, and stimulative fiscal policy. After our success militarily, investors regained confidence and have slowly come back into the market.

Overweighted Sectors were Semi-Conductors and Electronics, Software and Services, Biotechnology, Hardware and Equipment, General Merchandise and Leisure Services. Underweighted Sectors were Energy, Healthcare Services, Telecomm Services, Materials, Diversified Financials, Banks and Aerospace and Defense.

Overweighted sectors which outperformed included Biotechnology, Hardware and Equipment, Software and Services. Underweighted sectors that underperformed included Aerospace and Defense, Materials and Energy. Overweighted sectors that underperformed included General Merchandise, Semiconductors and Electronics and Leisure Services. Underweighted sectors that outperformed included Telecomm Services, Diversified Financials and Banks.

Securities that contributed positively to the Fund's performance were Semis and Electronics (Intel, Novellus), Diversified Financials (Citigroup, Goldman Sachs) and General Merchandise (Target, Wal Mart).

Securities that contributed negatively to the Fund's Performance were Software and Services (Electronic Arts, Siebel, Microsoft, Peoplesoft), Healthcare Services (Tenet Healthcare) and Pharmaceuticals (Wyeth, Pfizer).

The top four holdings in the portfolio on an absolute basis were Genentech, Amgen, Dell Computer and Best Buy.

The bottom four holdings on an absolute basis were Tenet Health Care, Texas Instruments, Wyeth and Walgreens.

Harris Bretall is looking forward to a rebound in consumer sentiment, thanks to unprecedented levels of monetary and fiscal stimulus, lower oil prices, and stronger equity markets. At the same time, rising profits, increasing cash flow and improving visibility are allowing companies to take a longer-term perspective in evaluating capital investments. Together, these represent the necessary ingredients for acceleration in both consumer spending and business investment. We believe that the net result will be an above-average bounce in the economy for the next four quarters.

                        Touchstone Variable Series Trust

                             Portfolio Performance

                                 June 30, 2003

                       TOUCHSTONE THIRD AVENUE VALUE FUND

          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN
               TOUCHSTONE THIRD AVENUE FUND AND THE S&P 500 INDEX

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

                                          6/03
Touchstone Third Avenue Value Fund      $30,619
S&P 500 Index                           $27,508

                           PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------

o    Average annual total return since inception: 11.20%
o    Total return for the fiscal year ended June 30, 2003: (6.78%)
o    Average annual return for the five year period ended June 30, 2003: 1.87%
o Performance relates to the Fund and does not reflect separate account charges appli-cable to variable annuity contracts through which the Fund is sold.
o    Fund commenced operations on December 14, 1992.

MANAGEMENT DISCUSSION AND ANALYSIS

TOUCHSTONE THIRD AVENUE VALUE FUND

Current Strategy

The Fund's total return was negative 6.78% for the twelve months ended June 30, 2003. The total return for the Standard & Poor's 500 Index was 0.26% and the Russell 2000 Value Index was negative 3.80% for the same period.

The Fund strives to deliver superior absolute returns with limited investment risk over time. We do not manage for short-term performance or against benchmarks. We are fundamental, bottom-up value investors and we invest in the securities of companies with strong financial positions, competent managements, understandable businesses and whose securities trade at a discount to their estimated private market or takeover values. As such, we make no attempt to allocate the portfolio assets among industry sectors based on any macro-economic view or index-related considerations. Our diligent criteria cannot shield us from short-term market fluctuations, but hopefully will enable the portfolio holdings to weather storms.

During the fiscal year, we added 12 new positions to the Fund, increased our positions in 13 existing holdings, reduced our holdings in two companies and eliminated five positions. Additionally, 10 securities were acquired through a merger with another manager's portfolio. The new names to the Fund are engaged in a wide range of businesses, including Real Estate and Energy related.

As evidenced during the June quarter, an increase in general market prices produced an immediate change in the value of our holdings. In addition to benefiting from general market price improvements, our investment strategy has other avenues for creating value for shareholders. Since the Fund invests in companies that are extremely well capitalized and have high-quality assets, our portfolio companies frequently participate in resource conversion activities. Resource conversions can happen in a number of different ways. For example, a cash-rich company might convert its liquid assets into higher and better uses by purchasing the assets or operations of another company. It might involve a massive share repurchase, extraordinary dividend or a tender offer at a premium to the market. Resource conversion also happens when businesses of our portfolio companies get acquired, thereby monetizing our investment, or when the company divests assets, liquifying its balance sheet. Resource conversion activities, while not particularly evident in the portfolio during the most recent quarter, do appear to be on the rise. Most notable are recent high-profile hostile bids such as Oracle's unsolicited bid for PeopleSoft, Zimmer's unsolicited bid for Centerpulse AG and Alcan's unsolicited bid for Pechiney. Hostile bids are generally less common than friendly takeovers because only public information is available, while in the latter case, prior due diligence research can occur. The recent activity on the resource conversion front could be a harbinger for more participation among the companies in the Fund.

Of course, it takes a competent management team to realize value for a company. One of our investment criteria is that each company in which we invest must have competent management, i.e. a management team that has a good track record as business owners and operators, as well as have the interests of outside minority shareholders at heart. Several of our companies' managements took advantage of current attractive access to capital markets by issuing convertible securities. For example, Comverse Technology and Nabors Industries issued zero coupon convertible notes, of which a portion of the proceeds were to be used to pay down higher interest debt. We believe that these actions illustrate companies with savvy management teams interested in creating longer-term value for their shareholders.

Recently, the tax code was amended to enact dividend tax relief. Generally, dividends received by individuals between tax years 2003 and 2008 are to be taxed at the capital gains rate. We believe dividend tax relief will be quite helpful for the Fund over the long-term. Companies with dividend paying ability might be worth a premium. First and foremost, companies with dividend paying ability are those with strong financial positions, i.e. cash on the asset side and enjoying substantial "surplus-surplus" (a relative absence of liabilities) on the obligation side. These are the types of common stocks in which the Fund invests. Further, the largest potential beneficiaries from dividend tax relief might be those who own common stocks selling at a discount from, or a small premium over, the amount of tax paid earnings retained after year 2000. It seems as if a major portion of book value for most companies consists of tax paid retained earnings. Our portfolios are currently priced at meaningful discounts to the Standard & Poor's Industrial Index. We may not realize on this proximity to book value advantage for several years. The Fund, however, remains with the advantage that our portfolio companies' strong financial positions result in businesses with much above average dividend paying ability. We suspect companies with dividend paying ability may initiate quarterly-cash dividend programs, or perhaps issue one-time special dividends as a way to return surplus-surplus to their shareholders.

While carefully monitoring our existing positions, we continue to focus on finding additional investment opportunities, that will create longer-term value for our shareholders. Irrespective of general market conditions, over the medium term, it is likely that the Fund could benefit from the potential increase in resource conversion activities and, possibly, even an increase in dividend programs.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                [LOGO]TOUCHSTONE
                                      INVESTMENTS

                          7591-AN-0307

ITEM 2. CODE OF ETHICS.  Required  only for fiscal  years  ending after July 15,
        2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Required only for fiscal years ending after July 15, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Require only for fiscal years ending after December 15, 2003.

ITEMS 5-6. RESERVED

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES. Not Applicable.

ITEM 8. RESERVED

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)  (1) Code of Ethics.  Not Applicable

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Touchstone Variable Series Trust
            --------------------------------------------------------------------

By (Signature and Title)

/s/ Patrick T. Bannigan
------------------------------------
Patrick T. Bannigan
President

Date:  September 5, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Patrick T. Bannigan
------------------------------------
Patrick T. Bannigan
President

Date:  September 5, 2003


By (Signature and Title)

/s/ Terrie A. Wiedenheft
------------------------------------
Terrie A. Wiedenheft
Chief Financial Officer

Date:  September 5, 2003